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ACUITAS US MICROCAP FUND (the “Fund”)

Supplement dated June 12, 2024 to the Prospectus dated November 1, 2023

1.	The section entitled “Performance Information” beginning on page 7 of the prospectus is hereby deleted in its entirety and replaced with the following:

Acuitas US Microcap Fund
Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s Investor Shares had no assets during this period. Therefore there were no annual returns on the Fund’s Investor Shares. Updated performance information is available at www.acuitasfunds.com or by calling (844) 805-5628 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Institutional Shares

During the period shown, the highest return for a quarter was 34.58% for the quarter ended December 31, 2020, and the lowest return was -37.02% for the quarter ended March 31, 2020.

The calendar year-to-date total return as of March 31, 2024 was 5.99%.

Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Total Returns - Acuitas US Microcap Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Shares	17.41%	11.28%	8.36%	Jul. 18, 2014
Institutional Shares | After Taxes on Distributions	17.41%	10.49%	7.11%
Institutional Shares | After Taxes on Distributions and Sales	10.31%	8.92%	6.48%
Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)	9.33%	8.56%	6.44%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.34%

Effective June 12, 2024, the Fund changed its primary benchmark index from the Russell Microcap® Index to the Russell 3000® Index due to regulatory requirements. The Fund retained the Russell Microcap® Index as a secondary benchmark because the Russell Microcap® Index more closely aligns with the Fund’s investment strategies and investments restrictions.

Russell Microcap® Index is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization.

Russell 3000® Index is an unmanaged, broad-based index that measures the performance of the largest 3,000 U.S. companies and includes large-cap, mid-cap and small-cap U.S. equities along with some microcap stocks. The Russell 3000® Index seeks to be a benchmark of the entire U.S. stock market.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.